Employee benefit obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefit obligations.
Re-measurement gain on employee benefit obligations	$ 35	$ 33	$ (21)
Gain (loss) on remeasurement, net defined benefit liability (asset)	(145)	(20)	$ 51
Cash outflow to finalize split of an existing pension plan.	27
Cash outflow to AGSA for pension assets transferred.	12
Employee benefit obligations net of employee benefit assets	122	178
Long term employee benefits	$ 37	$ 47